Expense Example - Guinness Atkinson Real Assets Income ETF - Guinness Atkinson Real Assets Income ETF	Dec. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	$ 152